Consolidated Statements of Cash Flows - Conslidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net loss	$ (1,169,425)	$ (716,943)	$ (808,710)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion expense	68,108	155,361	287,639
Common stock issued as commitment fee	10,480
Common stock issued for services	611,125	5,900	88,190
Depreciation expense	2,262	3,623	4,029
Gain on forgiveness of debt	(2,754)		(65,000)
Loss on change in fair value of derivative liabilities	129,918	202,193	82,138
Changes in operating assets and liabilities:
Amounts receivable	302	(302)
Deferred financing costs	1,527	1,464	27,536
Accounts payable and accrued liabilities	17,152	38,029	5,685
Due to related parties	85,060
Net cash used in operating activities	(246,245)	(310,675)	(378,493)
Financing Activities
Proceeds from issuance of common shares and share subscriptions	50,000	300,000	100,000
Proceeds from issuance of convertible debt	48,500	186,000	245,000
Repayments of convertible debt		(13,780)
Repayments to related parties		(100)	(6,704)
Net cash provided by financing activities	98,500	472,120	338,296
Change in cash	(147,745)	161,445	(40,197)
Cash, beginning of year	164,808	3,363	43,560
Cash, end of year	17,063	164,808	3,363
Non-cash Investing and Financing Activities
Common stock issued to settle debt and accrued interest	747,578	442,282	683,856
Supplemental Disclosures
Interest paid
Income tax paid